American Century Investments®
Quarterly Portfolio Holdings
International Value Fund
February 28, 2021

International Value - Schedule of Investments
FEBRUARY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%
Australia — 6.4%
Aristocrat Leisure Ltd.	102	2,390
Australia & New Zealand Banking Group Ltd.	27,005	545,179
BHP Group Ltd.	8,346	314,714
Commonwealth Bank of Australia	4,278	269,113
Fortescue Metals Group Ltd.	42,410	788,917
National Australia Bank Ltd.	9,905	188,321
Santos Ltd.	28,027	157,708
Wesfarmers Ltd.	15,500	588,024
Westpac Banking Corp.	11,193	205,586
Woodside Petroleum Ltd.	37,996	724,366
		3,784,318
Austria — 0.6%
Erste Group Bank AG(1)	4,528	148,848
voestalpine AG	5,626	222,779
		371,627
Belgium — 2.1%
Ageas SA/NV	9,887	554,036
Etablissements Franz Colruyt NV	1,353	80,979
KBC Group NV(1)	3,759	270,287
Solvay SA	2,482	302,653
		1,207,955
Denmark — 0.3%
Novo Nordisk A/S, B Shares	2,309	164,270
Finland — 1.2%
Fortum Oyj	6,699	167,194
Kone Oyj, B Shares	6,482	516,714
		683,908
France — 9.4%
BNP Paribas SA(1)	13,737	816,239
Bouygues SA	11,982	485,036
Cie de Saint-Gobain(1)	5,788	310,100
Covivio	1,355	113,842
Eiffage SA(1)	647	66,454
Hermes International	220	244,464
Ipsen SA	2,957	251,602
Legrand SA	2,339	202,909
Publicis Groupe SA	10,193	596,768
Safran SA(1)	2,148	293,395
Sanofi	2,762	252,824
Schneider Electric SE	2,786	412,827
SCOR SE(1)	1,933	63,888
TOTAL SE	28,248	1,308,616
Vinci SA	701	72,744
		5,491,708
Germany — 8.8%
Allianz SE	4,296	1,037,905
BASF SE	737	60,346

Bayer AG	1,746	105,625
Bayerische Motoren Werke AG	5,883	506,878
Brenntag SE	8,457	655,387
Commerzbank AG(1)	11,206	73,508
Daimler AG	12,869	1,027,596
Deutsche Telekom AG	3,416	61,828
HeidelbergCement AG	3,037	239,728
Muenchener Rueckversicherungs-Gesellschaft AG	2,666	778,427
Siemens AG	3,986	613,390
		5,160,618
Hong Kong — 2.4%
BOC Hong Kong Holdings Ltd.	172,500	573,534
Hang Seng Bank Ltd.	33,900	657,390
Techtronic Industries Co. Ltd.	6,500	99,039
WH Group Ltd.	79,500	71,309
		1,401,272
Israel — 0.4%
Israel Discount Bank Ltd., A Shares	65,086	238,717
Italy — 2.7%
Enel SpA	18,193	172,198
FinecoBank Banca Fineco SpA(1)	22,198	390,247
Intesa Sanpaolo SpA(1)	24,604	63,357
Moncler SpA(1)	2,157	133,522
Tenaris SA	80,327	836,447
		1,595,771
Japan — 23.4%
Advantest Corp.	2,000	164,140
Astellas Pharma, Inc.	27,800	440,330
Brother Industries Ltd.	28,400	563,304
Cosmos Pharmaceutical Corp.	2,400	343,776
Denso Corp.	4,900	296,474
FANUC Corp.	500	124,785
Fast Retailing Co. Ltd.	100	99,283
Fujitsu Ltd.	400	57,628
Iida Group Holdings Co. Ltd.	27,000	615,412
ITOCHU Corp.	4,500	135,045
Kajima Corp.	10,100	130,013
Kao Corp.	700	47,248
KDDI Corp.	29,600	913,522
Komatsu Ltd.	6,200	188,658
Lixil Corp.	14,500	406,278
Mitsubishi Electric Corp.	45,300	672,970
Mitsubishi UFJ Financial Group, Inc.	100	529
Mitsui & Co. Ltd.	4,400	94,404
Nintendo Co. Ltd.	1,100	668,163
Nippon Telegraph & Telephone Corp.	6,300	162,989
Nitori Holdings Co. Ltd.	300	55,932
Nitto Denko Corp.	5,000	429,650
Obayashi Corp.	200	1,744
Omron Corp.	600	48,649
ORIX Corp.	34,700	596,717
Otsuka Holdings Co. Ltd.	11,500	460,663
Panasonic Corp.	30,600	395,898
Recruit Holdings Co. Ltd.	12,400	621,178

Renesas Electronics Corp.(1)	36,000	397,293
Seiko Epson Corp.	4,400	72,771
Sekisui House Ltd.	3,900	73,502
Seven & i Holdings Co. Ltd.	13,000	496,490
Shin-Etsu Chemical Co. Ltd.	2,000	328,218
Shionogi & Co. Ltd.	5,000	255,636
Shizuoka Bank Ltd. (The)	9,500	70,387
Softbank Corp.	57,300	777,081
SoftBank Group Corp.	3,800	352,694
Sony Corp.	5,300	557,076
Sumitomo Mitsui Financial Group, Inc.	9,500	336,725
Tokyo Electron Ltd.	400	164,751
Toyota Industries Corp.	3,100	268,326
Toyota Motor Corp.	7,900	581,963
Trend Micro, Inc.	5,400	259,347
		13,727,642
Netherlands — 3.0%
Koninklijke Ahold Delhaize NV	23,120	609,182
NN Group NV	9,137	421,003
Randstad NV(1)	10,595	705,403
		1,735,588
Norway — 0.2%
Yara International ASA	2,153	103,611
Portugal — 0.4%
Jeronimo Martins SGPS SA	16,440	254,855
Singapore — 3.4%
DBS Group Holdings Ltd.	33,213	658,300
Oversea-Chinese Banking Corp. Ltd.	70,472	577,302
Singapore Technologies Engineering Ltd.	40,900	114,761
United Overseas Bank Ltd.	36,400	669,637
		2,020,000
South Korea — 0.6%
Hyundai Motor Co.	647	136,221
LG Chem Ltd.	159	117,451
Samsung Electronics Co. Ltd.	1,793	131,492
		385,164
Spain — 3.8%
ACS Actividades de Construccion y Servicios SA	6,182	188,942
Banco Bilbao Vizcaya Argentaria SA	103,909	576,603
Banco Santander SA(1)	2,206	7,708
CaixaBank SA	144,705	420,076
Enagas SA	3,571	74,805
Endesa SA	7,041	174,253
Iberdrola SA	14,729	184,919
Industria de Diseno Textil SA	14,332	472,086
Naturgy Energy Group SA	4,563	113,614
Telefonica SA	1,119	4,744
		2,217,750
Sweden — 3.8%
Atlas Copco AB, A Shares	2,570	146,683
H & M Hennes & Mauritz AB, B Shares(1)	4,407	103,840
Husqvarna AB, B Shares	38,925	474,754
Industrivarden AB, C Shares(1)	12,458	411,403
Investor AB, B Shares	7,887	583,465

Kinnevik AB, Class B(1)	4,497	208,946
Sandvik AB(1)	3,180	85,347
Telefonaktiebolaget LM Ericsson, B Shares	15,414	192,658
		2,207,096
Switzerland — 6.6%
Cie Financiere Richemont SA	969	93,266
Geberit AG	810	477,375
Kuehne + Nagel International AG	2,810	666,176
Novartis AG	9,380	806,136
Partners Group Holding AG	298	356,887
Roche Holding AG(1)	840	274,581
Schindler Holding AG, Bearer Participation Certificate	302	82,384
UBS Group AG	9,016	139,368
Zurich Insurance Group AG(1)	2,400	978,622
		3,874,795
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,588	325,933
United Kingdom — 17.6%
3i Group plc	21,720	334,005
Admiral Group plc	12,855	552,982
Ashtead Group plc	6,232	336,790
Aviva plc	155,042	781,420
Barclays plc	29,362	65,262
BHP Group plc	24,191	764,590
BP plc	27,561	112,040
Bunzl plc	5,128	159,782
Direct Line Insurance Group plc	55,667	248,551
Evraz plc	106,688	848,518
Ferguson plc	4,675	547,743
GlaxoSmithKline plc	46,797	776,209
HSBC Holdings plc(1)	38,947	230,463
ITV plc(1)	43,993	67,308
JD Sports Fashion plc(1)	14,316	165,560
Kingfisher plc(1)	26,737	98,838
Legal & General Group plc	180,483	651,735
M&G plc	101,518	260,063
Next plc(1)	4,247	446,415
Rio Tinto plc	11,977	1,035,063
Royal Dutch Shell plc, B Shares	11,003	213,278
St. James's Place plc	6,190	101,222
Standard Life Aberdeen plc	111,920	484,497
Unilever plc	8,907	462,913
Vodafone Group plc	334,771	569,200
		10,314,447
United States — 0.5%
Broadcom, Inc.	311	146,130
NXP Semiconductors NV	777	141,841
		287,971
TOTAL COMMON STOCKS (Cost $49,781,928)		57,555,016
WARRANTS†
Switzerland†
Cie Financiere Richemont SA(1) (Cost $—)	1,938	682

TEMPORARY CASH INVESTMENTS — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $849,917)	849,917	849,917
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $50,631,845)		58,405,615
OTHER ASSETS AND LIABILITIES — 0.4%		257,038
TOTAL NET ASSETS — 100.0%		$58,662,653

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	29.9%
Industrials	16.2%
Consumer Discretionary	12.8%
Materials	9.4%
Communication Services	7.1%
Health Care	6.6%
Energy	5.8%
Information Technology	4.5%
Consumer Staples	4.0%
Utilities	1.6%
Real Estate	0.2%
Cash and Equivalents*	1.9%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	613,904	56,941,112	—
Warrants	—	682	—
Temporary Cash Investments	849,917	—	—
	1,463,821	56,941,794	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.